Financial Instruments and Risk Management (Tables)	12 Months Ended
Sep. 30, 2012
Investments, All Other Investments [Abstract]
Shedule Of Financial Instruments and Risk Management [Table Text Block]

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments:

			September 30		September 30
			2011		2012
			Restated		Restated
			Note 3		Note 3
	Classification	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets
Cash	Held-for-trading	1	$19,291	$19,291	$19,139	$19,139
Other receivables	Loans and receivables	2	12,575	12,575	19,481	19,481
Consumer loans receivable	Loans and receivables	2	4,781	4,781	32,440	32,440
Long term receivable	Loans and receivables	2	$681	$681	$460	$460
Financial Liabilities
Accounts payable and accrued liabilities	Other financial liabilities	2	$29,537	$29,537	$28,937	$28,937
Obligations under capital leases and other obligations	Other financial liabilities	2	1,295	1,295	4,788	4,788
Senior secured notes	Other financial liabilities	2	$-	$-	$126,033	$131,906

Maximum Exposure To Credit Risk [Table Text Block]

The best representation of the Company’s maximum exposure (excluding tax effects) to credit risk, which is a worst case scenario and does not reflect results expected by the Company, is as set out in the following table:

	September 30	September 30
	2011	2012
	Restated	Restated
	Note 3	Note 3
Cash - Note 5	$19,291	$19,139
Consumer loans receivable, net - Note 6	4,781	32,440
Other receivables - Note 7	12,575	19,481
Long-term receivable - Note 7	681	460
	$37,328	$71,520

Maximum Exposures To Liquidity Risk [Table Text Block]

The maximum exposures to liquidity risk are represented by the carrying amount of accounts payable and accrued liabilities, as well as payment obligations under capital leases and senior secured notes, which are made up of the following:

	Carrying Amount	Contractual Cash Flows	Less Than 1 Year	1-3 Years
	Restated	Restated	Restated
	Note 3	Note 3	Note 3
Accounts payable and accrued liabilities	$28,937	$28,937	$28,937	$-
Obligations under capital leases (including interest)	4,788	7,280	1,565	2,335
Senior secured notes	126,033	198,529	15,238	45,713
	$159,758	$234,746	$45,740	$48,048